2. CONCENTRATION OF CREDIT RISK (Details Narrative) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Concentration Of Credit Risk Details Narrative
Uninsured cash balances	$ 2,746,175	$ 2,406,597	$ 3,739,370